Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2024	Dec. 31, 2023
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	20,000,000,000	20,000,000,000
Common Stock, Shares, Issued	8,928,508,901	8,100,117,720
Common Stock, Shares, Outstanding	8,928,508,901	8,100,117,720
Treasury Stock, Common, Shares	100,000	100,000
Series A Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	100	100
Preferred Stock, Shares Issued	100	100
Preferred Stock, Shares Outstanding	100	100
Series D Convertible Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	100,000	100,000
Preferred Stock, Shares Issued	88,235	88,235
Preferred Stock, Shares Outstanding	88,235	88,235